Current and deferred income taxes - Effects of deferred tax and taxes on profit or loss for the year and other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effects of deferred tax and taxes on profit or loss for the year and other comprehensive income
Balance at beginning of year	$ (97,444)	$ (100,418)	$ (107,304)
Effect on income for the year	103,255	30,864	19,497
Effect on other comprehensive income	453	(126)	(4,119)
Impact of the adoption of IFRIC 23	(10,070)
Foreign exchange gain	(6,531)	(27,764)	(8,492)
Balance at end of year	$ (10,337)	$ (97,444)	$ (100,418)